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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.  Name and address of issuer

     Neuberger & Berman Equity Funds
     605 Third Avenue, 2nd Floor
     New York, NY  10158-0006

2.  Name of each series or class of funds for which this notice is filed:

     Neuberger & Berman Focus Fund
     Neuberger & Berman Genesis Fund
     Neuberger & Berman Guardian Fund
     Neuberger & Berman International Fund
     Neuberger & Berman Manhattan Fund
     Neuberger & Berman Partners Fund
     Neuberger & Berman Socially Responsive Fund

3.  Investment Company Act File Number:   811-582

    Securities Act File Number:    2-11357

4.  Last day of fiscal year for which this notice is filed:  August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
    issuer's . 24f-2 declaration:                               [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     38,158,745.46                 $864,193,391.02

9. Number and aggregate sale price of securities sold during the fiscal year:

     154,248,701.532                    $3,339,871,107.42
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     118,283,587.712                    $2,497,995,783.99

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     N/A

12. Calculation of registration fee:

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

   (i)    Aggregate sale price of
          securities sold during the        	$ 2,497,995,783.99
          fiscal year in reliance on		-------------------
          rule 24f-2 (from Item 10):

  (ii)    Aggregate price of shares
          issued in connection with         	+ 0
          dividend reinvestment plans		-------------------
          (from Item 11, if
          applicable):

  (iii)   Aggregate price of shares
          redeemed or repurchased           	- 1,889,866,754.99
          during the fiscal  year (if		-------------------
          applicable):

  (iv)    Aggregate price of shares
          redeemed or repurchased and
          previously applied as a           	+ 0
          reduction to filing  fees		-------------------
          pursuant to rule 24e-2 (if
          applicable)

  (v)     Net aggregate price of
          securities sold and issued
          during the fiscal year in           	$ 608,129,029.00
          reliance on rule 24f-2 [line		-------------------
          (i) plus line (ii), less
          line (iii), plus line (iv)]
          (if applicable)

  (vi)    Multiplier prescribed by
          Section 6(b) of the               	x 1/3300
          Securities Act of 1933 or		-------------------
          other applicable law or
          regulation (see Instruction
          C.6):

  (vii)   Fee due [line  (i) or line          	$ 184,281.53
          (v) multiplied by line		-------------------
          (vi)]:
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Instruction:   Issuers should  complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                            [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES


  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*          /s/ Michael J. Weiner
                                ---------------------------------

                                Michael J. Weiner, Vice President
                                ---------------------------------


  Date      10/29/96
          ---------------------


  *Please print the name and title of the signing officer below the signature.
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